Other Non-Current Assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Third Party [Member]
Debt Instrument [Line Items]
Interest receivable	¥ 1,709
Third Party [Member]
Debt Instrument [Line Items]
Term-loan matures	matures in September 2028
Term-loan	¥ 30,000
Loan bears interest rate	4.50%